Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Time Deposits [Abstract]
Within one year	$ 34,544	$ 44,288
Over one through two years	16,318	9,469
Over two through three years	6,014	14,273
Over three through four years	19,808	3,353
Over four through five years	6,538	14,317
Over five years	0	0
Time Deposits Exceeding FDIC Insurance Limits	$ 83,222	$ 85,700